UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04015

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

July 31

Date of Fiscal Year End

January 31, 2019

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Global Bond Fund

Semiannual Report

January 31, 2019

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund is considered to be a commodity pool operator under CFTC regulations. The Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor. The CFTC has neither reviewed nor approved the Fund’s investment strategies.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report January 31, 2019

Eaton Vance

Global Bond Fund

Table of Contents

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	18

Officers and Trustees	21

Important Notices	22

Eaton Vance

Global Bond Fund

January 31, 2019

Performance1,2

Portfolio Managers Kyle Lee, CFA of Eaton Vance Management; Astrid Vogler and Roman Kostal each of Eaton Vance Management (International) Limited

% Cumulative Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class I at NAV	12/31/2018	12/31/2018	—	—	—	1.21%
FTSE World Government Bond Index	—	—	1.93%	–1.07%	0.79%	1.41%
Blended Index	—	—	2.15	–1.24	1.18	1.87

% Total Annual Operating Expense Ratios[3]						Class I
Gross						0.86%
Net						0.65

Fund Profile

Country Allocation (% of net assets)

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Global Bond Fund

January 31, 2019

Endnotes and Additional Disclosures

[1]

FTSE World Government Bond Index is an unmanaged index of fixed-rate, local-currency, investment grade sovereign bonds. JPMorgan Emerging Markets Bond (JEMB) Hard Currency/Local Currency 50-50 Index is a blended index comprised of 25% JPMorgan Emerging Market Bond Index (EMBI) Global Diversified, 25% JPMorgan Corporate Emerging Markets Bond Index (CEMBI) Broad Diversified and 50% JPMorgan Government Bond Index: Emerging Markets (JPM GBI-EM) Global Diversified. JPMorgan Emerging Market Bond Index (EMBI) Global Diversified is a market-cap weighted index that measures USD-denominated Brady Bonds, Eurobonds, and traded loans issued by sovereign entities. JPMorgan Corporate Emerging Markets Bond Index (CEMBI) Broad Diversified is an unmanaged index of USD-denominated emerging market corporate bonds. JPMorgan Government Bond Index: Emerging Markets (JPM GBI-EM) Global Diversified is an unmanaged index of local-currency bonds with maturities of more than one year issued by emerging markets governments. The Blended Index consists of 85% FTSE World Government Bond Index and 15% JPMorgan Emerging Markets Bond (JEMB) Hard Currency/Local Currency 50-50 Index. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Class I shares are offered at net asset value (NAV). Cumulative Total Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 11/30/20. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

Fund profile subject to change due to active management.

3

Eaton Vance

Global Bond Fund

January 31, 2019

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 31, 2018 – January 31, 2019). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (August 1, 2018 – January 31, 2019).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (12/31/18)	Ending Account Value (1/31/19)	Expenses Paid During Period (12/31/18 – 1/31/19)		Annualized Expense Ratio

Actual*
Class I	$1,000.00	$1,012.10	$0.56	***	0.65%

*

The Fund had not commenced operations on August 1, 2018. Actual expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 32/365 (to reflect the period from commencement of operations on December 31, 2018 to January 31, 2019). The Example assumes that the $1,000 was invested at the net asset value per share determined at the opening of business on December 31, 2018.

	Beginning Account Value (8/1/18)	Ending Account Value (1/31/19)	Expenses Paid During Period (8/1/18 – 1/31/19)		Annualized Expense Ratio

Hypothetical**
(5% return per year before expenses)
Class I	$1,000.00	$1,021.90	$3.31	***	0.65%

**

Hypothetical expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the opening of business on December 31, 2018.

***	Absent an allocation of certain expenses to affiliates, expenses would be higher.

4

Eaton Vance

Global Bond Fund

January 31, 2019

Portfolio of Investments (Unaudited)

Foreign Government Bonds — 54.5%
Security		Principal Amount (000’s omitted)	Value

Australia — 3.0%

Australia Government Bond, 1.75%, 11/21/20(1)	AUD	295	$214,089

Total Australia			$214,089

Indonesia — 2.2%

Indonesia Government Bond, 10.00%, 2/15/28	IDR	2,000,000	$157,800

Total Indonesia			$157,800

Italy — 2.0%

Italy Buoni Poliennali Del Tesoro, 2.45%, 9/1/33(1)(2)	EUR	130	$140,653

Total Italy			$140,653

Mexico — 2.7%

Mexico Government International Bond, 3.60%, 1/30/25	USD	200	$194,100

Total Mexico			$194,100

New Zealand — 3.3%

New Zealand Government Bond, 3.00%, 4/20/29	NZD	320	$236,128

Total New Zealand			$236,128

Norway — 12.9%

Norway Government Bond, 1.75%, 2/17/27(1)(2)	NOK	5,750	$688,041

Norway Government Bond, 3.75%, 5/25/21(1)(2)	NOK	1,800	225,863

Total Norway			$913,904

Poland — 14.1%

Republic of Poland, 2.75%, 4/25/28	PLN	3,700	$997,113

Total Poland			$997,113

Singapore — 7.4%

Singapore Government Bond, 2.25%, 6/1/21	SGD	460	$343,924

Singapore Government Bond, 2.25%, 8/1/36	SGD	250	180,319

Total Singapore			$524,243

Security		Principal Amount (000’s omitted)	Value

South Africa — 4.0%

Republic of South Africa, 8.875%, 2/28/35	ZAR	3,900	$279,912

Total South Africa			$279,912

Spain — 2.9%

Spain Government Bond, 1.60%, 4/30/25(1)(2)	EUR	170	$206,902

Total Spain			$206,902

Total Foreign Government Bonds (identified cost $3,774,715)			$3,864,844

U.S. Treasury Obligations — 27.7%
Security		Principal Amount (000’s omitted)	Value

U.S. Treasury Bond, 3.375%, 11/15/48		$700	$751,393

U.S. Treasury Note, 2.625%, 12/31/25		1,200	1,208,039

Total U.S. Treasury Obligations (identified cost $1,952,320)			$1,959,432

Short-Term Investments — 16.8%

Foreign Government Securities — 2.0%
Security		Principal Amount (000’s omitted)	Value

Egypt — 2.0%

Egypt Treasury Bill, 0.00%, 7/23/19	EGP	2,800	$145,834

Total Egypt			$145,834

Total Foreign Government Securities (identified cost $143,074)			$145,834

5	See Notes to Financial Statements.

Eaton Vance

Global Bond Fund

January 31, 2019

Portfolio of Investments (Unaudited) — continued

Other — 14.8%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 2.61%(3)	1,046,522	$1,046,522

Total Other (identified cost $1,046,418)		$1,046,522

Total Short-Term Investments (identified cost $1,189,492)		$1,192,356

Total Investments — 99.0% (identified cost $6,916,527)		$7,016,632

Other Assets, Less Liabilities — 1.0%		$70,290

Net Assets — 100.0%		$7,086,922

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2019, the aggregate value of these securities is $1,475,548 or 20.8% of the Fund’s net assets.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions (normally to qualified institutional buyers). At January 31, 2019, the aggregate value of these securities is $1,261,459 or 17.8% of the Fund’s net assets.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2019.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	149,386	AUD	205,404	Standard Chartered Bank	2/4/19	$78	$—

ZAR	1,683,515	USD	126,586	Standard Chartered Bank	2/4/19	340	—

AUD	170,000	USD	123,644	Standard Chartered Bank	2/8/19	—	(65)

USD	119,820	AUD	170,000	Standard Chartered Bank	2/8/19	—	(3,760)

EUR	86,000	USD	98,595	Standard Chartered Bank	3/4/19	73	—

EUR	1,420,000	USD	1,633,188	Standard Chartered Bank	3/4/19	—	(4,023)

JPY	134,000,000	USD	1,224,294	Standard Chartered Bank	3/7/19	8,910	—

JPY	15,400,000	USD	143,244	Standard Chartered Bank	3/7/19	—	(1,517)

USD	43,498	JPY	4,700,000	Standard Chartered Bank	3/7/19	244	—

USD	91,621	JPY	10,000,000	Standard Chartered Bank	3/7/19	—	(409)

USD	175,874	JPY	19,200,000	Standard Chartered Bank	3/7/19	—	(824)

AUD	260,000	USD	187,130	Standard Chartered Bank	4/4/19	2,023	—

AUD	70,000	USD	50,954	Standard Chartered Bank	4/4/19	—	(28)

NZD	230,000	USD	156,903	Standard Chartered Bank	4/4/19	2,271	—

SGD	278,000	USD	205,846	Standard Chartered Bank	4/4/19	934	—

USD	231,641	AUD	330,000	Standard Chartered Bank	4/4/19	—	(8,438)

USD	154,160	NZD	230,000	Standard Chartered Bank	4/4/19	—	(5,014)

USD	1,007,114	PLN	3,779,698	Standard Chartered Bank	4/4/19	—	(10,077)

USD	374,491	SGD	510,000	Standard Chartered Bank	4/4/19	—	(4,852)

						$14,873	$(39,007)

6	See Notes to Financial Statements.

Eaton Vance

Global Bond Fund

January 31, 2019

Portfolio of Investments (Unaudited) — continued

Currency Abbreviations:

AUD	–	Australian Dollar

EGP	–	Egyptian Pound

EUR	–	Euro

IDR	–	Indonesian Rupiah

JPY	–	Japanese Yen

NOK	–	Norwegian Krone

NZD	–	New Zealand Dollar

PLN	–	Polish Zloty

SGD	–	Singapore Dollar

USD	–	United States Dollar

ZAR	–	South African Rand

7	See Notes to Financial Statements.

Eaton Vance

Global Bond Fund

January 31, 2019

Statement of Assets and Liabilities (Unaudited)

Assets	January 31, 2019

Unaffiliated investments, at value (identified cost, $5,870,109)	$5,970,110

Affiliated investment, at value (identified cost, $1,046,418)	1,046,522

Cash	141,714

Foreign currency, at value (identified cost, $180)	181

Interest receivable	67,846

Dividends receivable from affiliated investment	2,754

Receivable for investments sold	149,308

Receivable for open forward foreign currency exchange contracts	14,873

Tax reclaims receivable	4,416

Receivable from affiliates	27,542

Total assets	$7,425,266

Liabilities

Payable for investments purchased	$268,640

Payable for open forward foreign currency exchange contracts	39,007

Payable to affiliate:

Investment adviser and administration fee	2,979

Accrued expenses	27,718

Total liabilities	$338,344

Net Assets	$7,086,922

Sources of Net Assets

Paid-in capital	$7,007,420

Distributable earnings	79,502

Total	$7,086,922

Class I Shares

Net Assets	$7,086,922

Shares Outstanding	700,736

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$10.11

8	See Notes to Financial Statements.

Eaton Vance

Global Bond Fund

January 31, 2019

Statement of Operations (Unaudited)

Investment Income	Period Ended January 31, 2019(1)

Interest (net of foreign taxes, $1,132)	$12,047

Dividends from affiliated investment	3,760

Total investment income	$15,807

Expenses

Investment adviser and administration fee	$2,979

Trustees’ fees and expenses	447

Custodian fee	8,215

Transfer and dividend disbursing agent fees	14

Legal and accounting services	14,105

Printing and postage	1,079

Registration fees	4,302

Miscellaneous	274

Total expenses	$31,415

Deduct —

Allocation of expenses to affiliates	$27,542

Total expense reductions	$27,542

Net expenses	$3,873

Net investment income	$11,934

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$9,315

Investment transactions — affiliated investment	16

Foreign currency transactions	(11,812)

Net realized loss	$(2,481)

Change in unrealized appreciation (depreciation) —

Investments	$100,001

Investments — affiliated investment	104

Foreign currency	1,498

Forward foreign currency exchange contracts	(24,134)

Net change in unrealized appreciation (depreciation)	$77,469

Net realized and unrealized gain	$74,988

Net increase in net assets from operations	$86,922

(1)	For the period from the start of business, December 31, 2018, to January 31, 2019.

9	See Notes to Financial Statements.

Eaton Vance

Global Bond Fund

January 31, 2019

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Period Ended January 31, 2019 (Unaudited)(1)

From operations —

Net investment income	$11,934

Net realized loss	(2,481)

Net change in unrealized appreciation (depreciation)	77,469

Net increase in net assets from operations	$86,922

Distributions to shareholders	$(7,420)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class I	$7,000,000

Net asset value of shares issued to shareholders in payment of distributions declared

Class I	7,420

Net increase in net assets from Fund share transactions	$7,007,420

Net increase in net assets	$7,086,922

Net Assets

At beginning of period	$—

At end of period	$7,086,922

(1)	For the period from the start of business, December 31, 2018, to January 31, 2019.

10	See Notes to Financial Statements.

Eaton Vance

Global Bond Fund

January 31, 2019

Financial Highlights

	Class I
	Period Ended January 31, 2019 (Unaudited)(1)

Net asset value — Beginning of period	$10.000

Income (Loss) From Operations

Net investment income(2)	$0.017

Net realized and unrealized gain	0.104

Total income from operations	$0.121

Less Distributions

From net investment income	$(0.011)

Total distributions	$(0.011)

Net asset value — End of period	$10.110

Total Return(3)(4)	1.21	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$7,087

Ratios (as a percentage of average daily net assets):

Expenses(4)	0.65	%(6)

Net investment income	2.00	%(6)

Portfolio Turnover	17	%(5)

(1)	For the period from the start of business, December 31, 2018, to January 31, 2019.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)

The investment adviser and administrator and sub-adviser reimbursed certain operating expenses (equal to 4.62% of average daily net assets for the period ended January 31, 2019). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Annualized.

11	See Notes to Financial Statements.

Eaton Vance

Global Bond Fund

January 31, 2019

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Global Bond Fund (the Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund commenced operations on December 31, 2018. The Fund’s investment objective is total return. The Fund offers Class I shares, which are sold at net asset value and are not subject to a sales charge.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign interest have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of January 31, 2019, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in

12

Eaton Vance

Global Bond Fund

January 31, 2019

Notes to Financial Statements (Unaudited) — continued

foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

J  Interim Financial Statements — The interim financial statements relating to January 31, 2019 and for the period then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make monthly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at January 31, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$6,916,527

Gross unrealized appreciation	$116,529

Gross unrealized depreciation	(40,558)

Net unrealized appreciation	$75,971

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.50% of the Fund’s average daily net assets up to $1 billion and is payable monthly. On net assets of $1 billion and over, the annual fee is reduced. For the period ended January 31, 2019, the Fund’s investment adviser and administration fee amounted to $2,979 or 0.50% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM pays Eaton Vance Management (International) Limited (EVMI), an indirect, wholly-owned subsidiary of Eaton Vance Corp., a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

13

Eaton Vance

Global Bond Fund

January 31, 2019

Notes to Financial Statements (Unaudited) — continued

EVM and EVMI have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.65% of the Fund’s average daily net assets for Class I. This agreement may be changed or terminated after November 30, 2020. Pursuant to this agreement, EVM and EVMI were allocated $27,542 in total of the Fund’s operating expenses for the period ended January 31, 2019.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the period ended January 31, 2019, EVM earned $10 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations.

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period ended January 31, 2019, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, aggregated $6,366,950 and $648,447, respectively, for the period ended January 31, 2019.

5  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class I	Period Ended January 31, 2019 (Unaudited)(1)

Sales	700,000

Issued to shareholders electing to receive payments of distributions in Fund shares	736

Net increase	700,736

(1)	For the period from the start of business, December 31, 2018, to January 31, 2019.

At January 31, 2019, EVM owned 100% of the outstanding shares of the Fund.

6  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at January 31, 2019 is included in the Portfolio of Investments. At January 31, 2019, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objective. The Fund engages in forward foreign currency exchange contracts to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

The Fund enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At January 31, 2019, the fair value of derivatives with credit-related contingent features in a net liability position was $39,007. At January 31, 2019, there were no assets pledged by the Fund for such liability.

The over-the-counter (OTC) derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default

14

Eaton Vance

Global Bond Fund

January 31, 2019

Notes to Financial Statements (Unaudited) — continued

and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at January 31, 2019 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Forward foreign currency exchange contracts	$14,873	(1)	$(39,007	)(2)

Total Derivatives subject to master netting or similar agreements	$14,873		$(39,007)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts.

(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts.

The Fund’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets and pledged by the Fund for such liabilities as of January 31, 2019.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Standard Chartered Bank	$14,873	$(14,873)	$—	$—	$—

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Standard Chartered Bank	$(39,007)	$14,873	$—	$—	$(24,134)

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

15

Eaton Vance

Global Bond Fund

January 31, 2019

Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the period ended January 31, 2019 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(1)

Forward foreign currency exchange contracts	$—	$(24,134)

(1)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the period ended January 31, 2019, which is indicative of the volume of this derivative type, was approximately $3,149,000.

7  Risks Associated with Foreign Investments

The Fund’s investments in foreign instruments can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility.

The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Economic data as reported by foreign governments and other issuers may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a foreign government to renegotiate defaulted debt may be limited.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

16

Eaton Vance

Global Bond Fund

January 31, 2019

Notes to Financial Statements (Unaudited) — continued

At January 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Foreign Government Bonds	$—	$3,864,844	$—	$3,864,844

U.S. Treasury Obligations	—	1,959,432	—	1,959,432

Short-Term Investments —

Foreign Government Securities	—	145,834	—	145,834

Other	—	1,046,522	—	1,046,522

Total Investments	$—	$7,016,632	$—	$7,016,632

Forward Foreign Currency Exchange Contracts	$—	$14,873	$—	$14,873

Total	$—	$7,031,505	$—	$7,031,505

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(39,007)	$—	$(39,007)

Total	$—	$(39,007)	$—	$(39,007)

17

Eaton Vance

Global Bond Fund

January 31, 2019

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that, for a fund to enter into an investment advisory or sub-advisory agreement with an investment adviser or sub-adviser, the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), must approve the agreement and its terms at an in-person meeting called for the purpose of considering such approval.

At a meeting of the Board of Trustees (each, a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on December 11 and 12, 2018 (the “Meeting”), the Board, including a majority of the Independent Trustees, voted to approve the investment advisory and administrative agreement of Eaton Vance Global Bond Fund (the “Fund”) with Eaton Vance Management (the “Adviser”) and a sub-advisory agreement with Eaton Vance Management (International) Limited, an affiliate of the Adviser (the “Sub-adviser”).

Prior to voting its approval of the investment advisory and administrative agreement and the sub-advisory agreement, the Board received information from the Adviser and the Sub-adviser that the Board considered reasonably necessary to evaluate the terms of each agreement. The Board considered information furnished by the Adviser and the Sub-adviser for the Meeting relating specifically to the Fund, as well as information furnished by the Adviser for prior meetings of the Board and its committees. The Board also considered information provided in connection with the annual contract review process for other Eaton Vance Funds, noting that the most recent contract review process had culminated at the April 2018 Board meeting.

With respect to the approval of the sub-advisory agreement, the Board specifically noted that the terms of the agreement are substantially similar to the terms of sub-advisory agreements previously approved to engage affiliated sub-advisers for other Eaton Vance Funds.

The information that the Board considered included, among other things, the following:

Information about Fees and Expenses

•	The advisory and related fees payable by the Fund and the anticipated expense ratio of the Fund;

•	Information comparing the advisory and related fees to be payable by the Fund with fees paid by comparable funds, as identified by an independent data provider (“comparable funds”);

•	Information concerning the sub-advisory fees to be payable by the Adviser to the Sub-adviser;

•	Information comparing the expected total expense ratio and its components to comparable funds;

•	Pro forma profitability analyses for the Adviser with respect to the Fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services to be provided by the Adviser and the Sub-adviser, including with respect to the Fund’s investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about policies and practices with respect to trading, including processes for monitoring best execution of portfolio transactions;

•	Information about the allocation of brokerage transactions and the benefits received as a result of brokerage allocation, including information with respect to “soft dollars”;

Information about the Adviser and the Sub-adviser

•	Information regarding the financial condition, ownership structure and resources of the Adviser and the Sub-adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities will include portfolio management and investment research for the Fund, and information relating to their responsibilities with respect to managing other pooled investment vehicles and/or investment accounts;

•	The Codes of Ethics of the Adviser and its affiliates, including the Sub-adviser, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the Adviser and its affiliates, including the Sub-adviser (including descriptions of various compliance programs), and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the Adviser and its affiliates, including the Sub-adviser;

18

Eaton Vance

Global Bond Fund

January 31, 2019

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by the Adviser and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the Adviser and its affiliates; and

•	The terms of the investment advisory and administrative agreement and the sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Board concluded that the terms of the Fund’s investment advisory and administrative agreement with the Adviser and the sub-advisory agreement with the Sub-adviser, including their fee structures, are in the interests of shareholders. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve the investment advisory and administrative agreement and sub-advisory agreement for the Fund. The conclusions reached with respect to each agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Board may have placed varying emphasis on particular factors in reaching conclusions with respect to each agreement.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement and the sub-advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services to be provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments to be held by the Fund, including the education, experience and number of investment professionals and other personnel who will provide portfolio management, investment research, and similar services to the Fund. With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-adviser and coordinating activities in implementing the Fund’s investment strategies. With respect to the Sub-adviser, the Board took into account the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement. The Board considered the ability of the Adviser’s Global Income team, which includes investment professionals employed by the Sub-adviser, to provide exposure to bonds and other fixed and floating-rate debt instruments through the investment strategies contemplated for the Fund. The Board considered the international investment capabilities of the Sub-adviser, including the fact that certain of the Fund’s portfolio managers will be based in Frankfurt, Germany, and the potential benefits to the Fund of having portfolio management services involving investments in international debt instruments provided by investment professionals located abroad. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and its affiliates, including the Sub-adviser, and other factors, such as the reputation and resources of the Adviser and its affiliates, including the Sub-adviser, to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention expected to be devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services to be provided or managed by the Adviser and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services to be provided by the Adviser and the Sub-adviser, taken as a whole, will be appropriate and consistent with the terms of the investment advisory and administrative agreement and the sub-advisory agreement.

Fund Performance

The Board noted that, because the Fund had not yet commenced operations when the agreement was approved, the Fund had no performance record.

Management Fees and Expenses

The Board considered contractual fee rates to be payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and estimated total expense ratio for a one-year period, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses.

19

Eaton Vance

Global Bond Fund

January 31, 2019

Board of Trustees’ Contract Approval — continued

After considering the foregoing information, and in light of the nature, extent and quality of the services to be provided by the Adviser and the Sub-adviser, the Board concluded that the management fees proposed to be charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits projected to be realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund. The Board considered the level of profits expected to be realized without regard to marketing support or other payments expected to be made by the Adviser and its affiliates, including the Sub-adviser, to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits expected to be received by the Adviser and its affiliates, including the Sub-adviser, in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services to be rendered to the Fund, the profits expected to be realized by the Adviser and its affiliates, including the Sub-adviser, with respect to the Fund are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. Based upon the foregoing, the Board concluded that, assuming reasonably foreseeable asset levels of the Fund, the structure of the advisory fee under the investment advisory and administrative agreement, which includes breakpoints at several asset levels, can be expected to allow the Fund to share in any benefits from economies of scale in the future.

20

Eaton Vance

Global Bond Fund

January 31, 2019

Officers and Trustees

Officers of Eaton Vance Global Bond Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Global Bond Fund

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton(1)

Marcus L. Smith(1)

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

(1)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.

21

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

22

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Eaton Vance Management (International) Limited

125 Old Broad Street

London, EC2N 1AR

United Kingdom

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

31325    1.31.19

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 22, 2019

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 22, 2019